Offerings	Jul. 06, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	1(a). The Registrants are relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all registration fees. In connection with the securities offered hereby, the Registrants will pay any applicable registration fees on a "pay-as-you-go" basis in accordance with Rule 456(b). The Registrants will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. 1(b). An indeterminate aggregate initial offering price and number of securities of each identified class is being registered as may from time to time be offered, issued or sold at indeterminate prices. In addition, an indeterminate number of securities that may be issued upon conversion, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions, is being registered. Separate consideration may or may not be received for securities that are issuable on conversion, exchange, exercise or settlement of other securities. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b). The debt securities may be guaranteed by one or more of the registrants under "Table of Additional Registrants". No separate consideration will be received for the guarantees. In accordance with Rule 457(n), no registration fee is payable with respect to such guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b). The warrants covered by this registration statement may be warrants for debt securities, common stock or preferred stock.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b).
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See footnotes 1(a) and 1(b). Each unit will consist of two or more securities. The applicable prospectus supplement relating to the units will describe the terms of any units issued by Advance Auto Parts, Inc.